16. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	Balance at 2018	Additions	Business combination (*)	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (***)	Deconsolidation Via Varejo	Balance at 2019

Goodwill	1,148	-	165	-	-	-	3	(1)	-	1,315
Tradename	39	-	2,949	-	-	-	66	8	-	3,062
Commercial rights (note 16.2)	111	24	-	-	-	-	-	-	-	135
Software	621	274	60	(110)	(7)	-	1	124	(75)	888
	1,919	298	3,174	(110)	(7)	-	70	131	(75)	5,400
Right of use:
Right of use Paes Mendonça (**)	819	-	-	(45)	-	6	-	-	-	780
Software	80	-	-	(24)	(1)	-	-	-	1	56
	899	-	-	(69)	(1)	6	-	-	1	836
Total	2,818	298	3,174	(179)	(8)	6	70	131	(74)	6,236

(*) See note 13.1

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term

(***) Refers substantially to transfers from property and equipment (see note 15).

	Balance at 2017	Additions	Company acquisition (*)	Amortization	Write-off	Transfer	Assets held for sale and discontinued operations	Balance at 2018
	Restated							Restated

Goodwill	1,107	-	41	-	-	-	-	1,148
Tradename	39	-	-	-	-	251	(251)	39
Commercial rights (note 16.2)	86	24	-	(5)	-	6	-	111
Software	551	534	-	(91)	(29)	(256)	(88)	621
	1,783	558	41	(96)	(29)	1	(339)	1,919
Right of use:
Right of use Paes Mendonça (**)	-	179	-	(7)	-	647	-	819
Software	95	-	-	(27)	-	12	-	80
	95	179	-	(34)	-	659	-	899
Total	1,878	737	41	(130)	(29)	660	(339)	2,818

(*) See note 13.2.

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term

Schedule of intangible assets
	2019			2018
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
					Restated

Goodwill	2,425	(1,110)	1,315	2,259	(1,111)	1,148
Tradename	3,062	-	3,062	39	-	39
Commercial rights (note 16.2)	135	-	135	111	-	111
Software	1,715	(827)	888	1,200	(579)	621
	7,337	(1,937)	5,400	3,609	(1,690)	1,919
Lease-right of use:
Right of use Paes Mendonça (**)	836	(56)	780	832	(13)	819
Software	321	(265)	56	225	(145)	80
	1,157	(321)	836	1,057	(158)	899
Total intangibles	8,494	(2,258)	6,236	4,666	(1,848)	2,818

Schedule of reconciliation of additions to intangible assets
16.3.	Additions to intangible assets for cash flow presentation purposes:
	2019	2018
		Restated

Additions	298	737
Lease	(1)	-
Intangible assets financing - Addition	(23)	(59)
Intangible assets financing - Payments	46	37
Total	320	715